Income Taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC operations (Details) - PRC	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(10.10%)	(9.30%)	(2.70%)
Change in valuation allowance	2.90%	7.80%	(0.90%)
Effect of preferential tax benefits	(6.60%)	(11.40%)	(6.30%)
Uncertain tax positions	2.90%	3.80%	0.90%
Effective income tax rate	14.10%	15.90%	16.00%